Statutory Reserve (Tables)	6 Months Ended
Dec. 31, 2025
Statutory Reserve [Abstract]
Schedule of Statutory Reserve

For the six months ended December 31, 2025, the Company provided statutory reserve as follows:

Balance - June 30, 2024	1,538,443
Appropriation to statutory reserve	38,069
Balance - June 30, 2025	$1,576,512
Appropriation to statutory reserve	159,229
Balance — December 31, 2025	$1,735,741